ORGANIZATION - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - STATEMENTS OF INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Policy charges and fee income	$ 180	$ 188	$ 153
Total revenues	258	242	202
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	54	29	41
Interest credited to policyholders’ account balances	41	43	35
Amortization of deferred policy acquisition costs, net	(38)	(2)	(76)
Total benefits and other deductions	326	336	223
Income (loss) from operations, before income taxes	(68)	(94)	(21)
Income tax (expense) benefit	7	35	10
Net Income (Loss)	(61)	(59)	(11)
Statements of Comprehensive Income (Loss):
Comprehensive Income (Loss)	$ (56)	(57)	(23)
Scenario, Previously Reported
REVENUES
Policy charges and fee income		196	152
Total revenues		250	201
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits		34	39
Interest credited to policyholders’ account balances		49	42
Amortization of deferred policy acquisition costs, net		(10)	(73)
Total benefits and other deductions		339	231
Income (loss) from operations, before income taxes		(89)	(30)
Income tax (expense) benefit		33	13
Net Income (Loss)		(56)	(17)
Statements of Comprehensive Income (Loss):
Comprehensive Income (Loss)		(54)	(29)
Restatement Adjustment
REVENUES
Policy charges and fee income		(8)	1
Total revenues		(8)	1
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits		(5)	2
Interest credited to policyholders’ account balances		(6)	(7)
Amortization of deferred policy acquisition costs, net		8	(3)
Total benefits and other deductions		(3)	(8)
Income (loss) from operations, before income taxes		(5)	9
Income tax (expense) benefit		2	(3)
Net Income (Loss)		(3)	6
Statements of Comprehensive Income (Loss):
Comprehensive Income (Loss)		$ (3)	$ 6